Stock Options (Tables)	9 Months Ended
Sep. 30, 2011
Summary of Stock Option Activity
The following table summarizes option activity during the nine months ended September 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2010	4,798,677	$21.71	$8.47

Granted	809,449	$20.29	$8.53
Exercised	(246,040)	$12.23	$5.29
Forfeited	(379,523)	$25.70	$9.83

Outstanding at September 30, 2011	4,982,563	$21.64	$8.54	4.67

Exercisable at September 30, 2011	2,553,258	$19.64	$7.83	3.31

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options during the nine months ended September 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	809,449	$20.29	$8.53
Vested	(807,537)	$23.16	$9.05
Forfeited	(246,281)	$25.25	$9.72

Non vested outstanding at September 30, 2011	2,429,305	$23.75	$9.28

Schedule of Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Nine Months Ended
	September 30,	September 30,
	2011	2010

Weighted average fair value	$8.53	$9.15
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	1.5% - 2.3%	1.7%
Expected life	5 years	4.05 years

RSU Granted During the Period
The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group.  Details of RSU’s granted during the nine months ended September 30, 2011 were as follows:

RSU’s Awarded	Date of Award	Vesting Date	Market Price on Date of Award

100,000	February 10, 2011	February 10, 2016	$22.11

120,000	March 3, 2011	March 3, 2014	$20.28

10,000	June 7, 2011	June 7, 2014	$24.60

Summarizes the Movement in Non-vested Restricted Share Units
The following table summarizes the movement in non-vested RSU’s during the nine months ended September 30, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	230,000	$21.26
Vested	(1,256)	$41.95
	-	-
Non vested outstanding at September 30, 2011	230,000	$21.26

Schedule of Non-cash stock compensation expense
Non-cash stock compensation expense for the nine months ended September 30, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(In thousands)		(In thousands)
Direct costs	$1,222	$1,018	$3,502	$3,025
Selling, general and administrative expense	$996	$829	$2,853	$2,524

	$2,218	$1,847	$6,355	$5,549